Financial Instruments - Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Carrying amount [Member]
Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges [Line Items]
Borrowings	$ 264,256	$ 252,875
Trade and other payables	93,063	90,560
Lease liabilities	35,247	34,192
Amounts owed to related parties	21,233	19,286
Total	413,799	396,913
Contractual cash flows
Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges [Line Items]
Borrowings	301,502	279,625
Trade and other payables	93,063	90,560
Lease liabilities	54,285	46,001
Amounts owed to related parties	21,233	19,286
Total	470,083	435,472
Less than 1 year
Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges [Line Items]
Borrowings	299,966	275,577
Trade and other payables	93,063	90,560
Lease liabilities	9,038	11,174
Amounts owed to related parties	21,233	19,286
Total	423,300	396,597
1-2 years
Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges [Line Items]
Borrowings	1,269	3,518
Trade and other payables	0	0
Lease liabilities	8,956	6,629
Amounts owed to related parties	0	0
Total	10,225	10,147
2-3 years
Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges [Line Items]
Borrowings	267	530
Trade and other payables	0	0
Lease liabilities	6,901	5,962
Amounts owed to related parties	0	0
Total	7,168	6,492
3-5 years
Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges [Line Items]
Borrowings	0	0
Trade and other payables	0	0
Lease liabilities	15,397	7,962
Amounts owed to related parties	0	0
Total	15,397	7,962
More than 5 years
Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges [Line Items]
Borrowings	0	0
Trade and other payables	0	0
Lease liabilities	13,993	14,274
Amounts owed to related parties	0	0
Total	$ 13,993	$ 14,274